Deposits, Part 1 (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Passbook savings accounts	$ 2,890,000	$ 2,943,000
Statement savings accounts	5,843,000	6,975,000
eSavings accounts	10,604,000	3,924,000
Certificates of deposit	77,701,000	74,683,000
Total deposits	97,038,000	88,525,000
Weighted average interest rate - passbook savings accounts (in hundredths)	0.25%	0.33%
Weighted average interest rate - statement savings accounts (in hundredths)	43.00%	62.00%
Weighted average interest rate - eSavings accounts (in hundredths)	97.00%	99.00%
Weighted average interest rate - certificate of deposit accounts (in hundredths)	194.00%	215.00%
Weighted average interest rate (in hundredths)	1.70%	1.92%
Summary of Certificate of Deposits by Maturity [Abstract]
2013	30,512
2014	15,137
2015	14,228
2016	7,212
2017	10,612
Total	77,701
Certificate of deposits minimum $100,000 denomination	$ 33,300,000	$ 29,900,000